Cover		3 Months Ended
	Mar. 26, 2021	Mar. 31, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2021
Entity Registrant Name	Home Point Capital Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39964
Entity Tax Identification Number	90-1116426
Entity Address, Address Line One	2211 Old Earhart Road, Suite 250
Entity Address, City or Town	Ann Arbor
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48105
City Area Code	888
Local Phone Number	616-6866
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	HMPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key		0001830197
Amendment Flag		false